UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 28, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total: $    191,607,103

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture PLC				Common Stock	G1151C101 $ 8,540,490 	 	  201,000     Sole		     Sole
Amgen Inc				Common Stock	031162100 $8,266,500 		  150,000     Sole		     Sole
AT&T Inc				Common Stock	00206R102 $8,075,010 	 	  282,343     Sole		     Sole
Avon Products Inc			Common Stock	054303102 $8,509,150 		  265,000     Sole		     Sole
Best Buy Co Inc				Common Stock	086516101 $4,287,150 		  105,000     Sole		     Sole
Charles Schwab Corp			Common Stock	808513105 $6,672,000 		  480,000     Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102 $3,810,600 		  174,000     Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103 $4,419,450 		   57,500     Sole		     Sole
Dell Inc				Common Stock	24702R101 $6,826,032 		  526,700     Sole		     Sole
Emerson Electric Co			Common Stock	291011104 $1,369,160 		   26,000     Sole		     Sole
Exelon Corp				Common Stock	30161N101 $6,812,800 	 	  160,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102 $7,179,998 		  116,200     Sole		     Sole
Frontier Comm				Common Stock	35906A108 $244,765 		   29,959     Sole		     Sole
Home Depot Inc				Common Stock	437076102 $3,947,170 		  124,595     Sole		     Sole
Intel Corp				Common Stock	458140100 $1,022,267 	 	   53,160     Sole		     Sole
Intl Bus Machines			Common Stock	459200101 $8,128,884 		   60,600     Sole		     Sole
Johnson & Johnson			Common Stock	478160104 $1,053,320 		   17,000     Sole		     Sole
Kellogg Co				Common Stock	487836108 $4,293,350 		   85,000     Sole		     Sole
Lockheed Martin Corp			Common Stock	539830109 $7,698,240 	 	  108,000     Sole		     Sole
Loews Corp				Common Stock	540424108 $6,177,700 		  163,000     Sole		     Sole
Marsh & McLennan Cos			Common Stock	571748102 $7,694,280 	 	  319,000     Sole		     Sole
Merck & Co Inc				Common Stock	58933Y105 $8,390,471 	 	  227,940     Sole		     Sole
Microsoft Corp				Common Stock	594918104 $3,613,744 	 	  147,560     Sole		     Sole
Nucor Corp				Common Stock	670346105 $6,570,400 	 	  172,000     Sole		     Sole
Oracle Corp				Common Stock	68389X105 $8,404,050 		  313,000     Sole		     Sole
PepsiCo Inc				Common Stock	713448108 $4,116,622 		   61,960     Sole		     Sole
PNC Financial Svs.			Common Stock	693475105 $1,021,900 		   19,686     Sole		     Sole
Procter & Gamble Co			Common Stock	742718109 $4,629,684 		   77,200     Sole		     Sole
Raytheon Co				Common Stock	755111507 $3,885,350 		   85,000     Sole		     Sole
Schlumberger Ltd			Common Stock	806857108 $7,516,420 	 	  122,000     Sole		     Sole
State Street Corp			Common Stock	857477103 $7,682,640 		  204,000     Sole		     Sole
TJX Cos Inc				Common Stock	872540109 $8,078,030 		  181,000     Sole		     Sole
UnitedHealth Group			Common Stock	91324P102 $8,601,950 		  245,000     Sole		     Sole
Verizon Comm.				Common Stock	92343V104 $4,067,525 		  124,809     Sole		     Sole

====================================================================================================================================

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